Subsequent Events (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 17, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2025	Apr. 01, 2024	Mar. 31, 2024	Apr. 07, 2022
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 20.0		$ 18.0	$ 20.0	$ 35.0	$ 35.0
ICE | Related Party
Subsequent Event [Line Items]
Proceeds from outstanding equity interests	$ 1.5
Assumption of regulatory capital requirements	$ 3.0
Bank Of America | Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Loyalty redemption platform
Subsequent Event [Line Items]
Customer concentration risk, percentage		16.00%	18.00%